UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.2%

	Shares	Value

Canada — 1.0%
Canadian Pacific Railway	5,855	$880,768

Denmark — 1.8%
Novo Nordisk ADR	35,000	1,597,750

France — 1.3%
Total ADR	17,173	1,126,549

Mexico — 0.1%
Fomento Economico Mexicano ADR	650	60,606

Netherlands — 2.0%
ASML Holding, Cl G	4,795	447,661
Royal Dutch Shell ADR, Cl A	17,839	1,303,317

		1,750,978

Switzerland — 5.7%
Nestle ADR	35,298	2,655,116
Novartis	10,726	911,924
Roche Holding ADR	40,980	1,545,766

		5,112,806

United Kingdom — 2.1%
Diageo ADR	7,890	983,015
HSBC Holdings ADR	6,623	336,647
SABMiller ADR *	11,564	582,826

		1,902,488

United States — 83.2%

Consumer Discretionary — 7.9%
Comcast, Cl A	19,568	978,791
Home Depot	1,103	87,281
McDonald’s	20,773	2,036,377
News, Cl A *	4,215	72,582
News, Cl B *	767	12,809
Target	22,404	1,355,666
Time Warner Cable	3,505	480,816
Twenty-First Century Fox, Cl A	32,530	1,039,984
Twenty-First Century Fox, Cl B	2,341	72,852
Walt Disney	11,212	897,745

		7,034,903

Consumer Staples — 22.3%
Altria Group	54,417	2,036,828
Coca-Cola	94,212	3,642,236
Colgate-Palmolive	6,770	439,170
Estee Lauder, Cl A	19,582	1,309,644
Kraft Foods Group	4,495	252,169
Mondelez International, Cl A	13,735	474,544
PepsiCo	20,370	1,700,895
Philip Morris International	55,814	4,569,492
Procter & Gamble	30,778	2,480,707

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Walgreen	22,953	$1,515,587
Wal-Mart Stores	17,972	1,373,600
Whole Foods Market	1,400	70,994

		19,865,866

Energy — 15.7%
Chevron	28,622	3,403,442
ConocoPhillips	16,174	1,137,841
Enbridge Energy Management *	1	28
Enterprise Products Partners	5,865	406,796
EOG Resources	1,342	263,260
Exxon Mobil	49,118	4,797,846
Kinder Morgan Energy Partners (A)	10,309	762,351
Occidental Petroleum	23,241	2,214,635
ONEOK Partners (A)	6,699	358,731
Phillips 66	7,669	590,973

		13,935,903

Financials — 9.5%
ACE	9,831	973,859
American Express	10,760	968,723
Berkshire Hathaway, Cl B *	2,109	263,562
BlackRock, Cl A	3,585	1,127,411
Franklin Resources	20,830	1,128,569
JPMorgan Chase	32,509	1,973,621
McGraw Hill Financial	8,833	673,958
State Street	9,380	652,379
Wells Fargo	13,505	671,739

		8,433,821

Health Care — 8.2%
Abbott Laboratories	34,415	1,325,322
AbbVie	26,463	1,360,198
Bristol-Myers Squibb	4,219	219,177
Gilead Sciences *	12,021	851,808
Johnson & Johnson	29,304	2,878,532
Merck	11,161	633,610
Zoetis, Cl A	606	17,538

		7,286,185

Industrials — 4.7%
Caterpillar	9,717	965,578
General Electric	46,725	1,209,710
Union Pacific	2,314	434,245
United Technologies	13,346	1,559,347

		4,168,880

Information Technology — 12.1%
Apple	6,792	3,645,538
Automatic Data Processing	11,340	876,128
Google, Cl A *	168	187,238
Intel	46,964	1,212,141
International Business Machines	8,447	1,625,963
Oracle	22,919	937,616
QUALCOMM	11,216	884,494
Texas Instruments	28,301	1,334,392

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
Xilinx	1,731	$93,942

		10,797,452

Materials — 2.8%
Air Products & Chemicals	3,734	444,495
Freeport-McMoRan Copper & Gold, Cl B	15,713	519,629
Praxair	11,708	1,533,397

		2,497,521

		74,020,531

TOTAL COMMON STOCK (Cost $52,328,179)		86,452,476

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Notes
3.625%, 02/15/2020	$25,000	27,281
3.500%, 05/15/2020	25,000	27,084
1.750%, 07/31/2015	45,000	45,937
1.625%, 11/15/2022	45,000	41,643
1.000%, 06/30/2019	90,000	86,217
0.750%, 03/31/2018	45,000	43,885

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $276,918)		272,047

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.1%
FHLB
1.690%, 02/14/2020	20,000	19,193
1.100%, 12/27/2018	25,000	24,254
FHLMC
1.150%, 04/25/2018	35,000	34,361

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $80,000)		77,808

SHORT-TERM INVESTMENT — 2.1%
SEI Daily Income Trust Government Fund, 0.020% (B)
(Cost $1,896,174)	1,896,174	1,896,174

TOTAL INVESTMENTS — 99.7%
(Cost $54,581,271)†		$88,698,505

Percentages are based on Net Assets of $88,967,198.
*	Non-income producing security.
(A)	Security considered to be a Master Limited Partnership. At March 31, 2014, these securities amounted to $1,121,082 or 1.3% of net assets.
(B)	Rate shown is the 7-day effective yield as of March 31, 2014.

ADR — American Depositary Receipt

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

†	At March 31, 2014, the tax basis cost of the Fund’s investments was $54,581,271, and the unrealized appreciation and depreciation were $34,451,187 and $(333,953) respectively.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2014
(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Sarofim Equity Fund’s (the “Fund”) Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of March 31, 2014, there were no securities valued in accordance with the fair value procedures.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The following is a list of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at value in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$86,452,476	$—	$—	$86,452,476
U.S. Treasury Obligations	—	272,047	—	272,047
U.S. Government Agency Obligations	—	77,808	—	77,808
Short-Term Investment	1,896,174	—	—	1,896,174

Total Investments in Securities	$88,348,650	$349,855	$—	$88,698,505

For the period ended March 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2014, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2014
(Unaudited)

For the period ended March 31, 2014, there have been no significant changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and statement of additional information.

SAR-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 27, 2014

By (Signature and Title)	/s/ James F. Volk
James F. Volk
Treasurer, Controller & CFO

Date: May 27, 2014